QUARTERLY HOLDING REPORT (unaudited)
for
KEYCO BOND FUND, INC.
December 31, 2020

	Principal	Fair
Long-Term State and Municipal Obligations - 95.1%	Amount	Value

Michigan - 40.5%
Bay City, Michigan, School District, 3.5%, November 1, 2034 (Q-SBLF enhanced)	$400,000	$424,724
Berkley, Michigan, School District, 4%, May 1, 2040 (Q-SBLF enhanced)	500,000	547,330
Center Line, Michigan, Public Schools, 5%, May 1, 2042 (Q-SBLF enhanced)	500,000	616,925
Chesaning, Michigan, Union Schools, 3%, May 1, 2022 (Q-SBLF enhanced)	200,000	207,310
Dansville, Michigan, Schools, 4%, May 1, 2042 (Q-SBLF enhanced)	250,000	277,760
Escanaba, Michigan, Area Public Schools, 3.25%, May 1, 2028 (Q-SBLF enhanced)	400,000	429,552
Fowlerville, Michigan, Community Schools, 3%, May 1, 2025 (Q-SBLF enhanced)	500,000	516,275
Fruitport, Michigan, Community Schools, 5%, May 1, 2043 (Q-SBLF enhanced)	500,000	601,155
Gibraltar, Michigan, School District, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	312,042
Macomb Interceptor Drain, Drainage District, County of Macomb, Michigan, 4%, May 1, 2036	500,000	577,850
Michigan State Building Authority, Revenue, 5%, October 15, 2029	250,000	280,363
Michigan State Building Authority, Revenue, 4%, October 15, 2036	350,000	398,300
Michigan State Building Authority, Revenue, 4%, April 15, 2040	250,000	277,290
Michigan State Building Authority, Revenue, 5%, October 15, 2045	325,000	382,271
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 1, 2036	500,000	520,185
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 1, 2039	500,000	533,245
Michigan State Trunk Line, 5%, November 15, 2022	250,000	272,428
Michigan State University, General Revenue, Series B, 5%, February 15, 2021	100,000	100,533
Niles, Michigan, Community Schools, 4%, May 1, 2035 (Q-SBLF enhanced)	400,000	447,196
Pinckney, Michigan, Community Schools, 5%, May 1 2035 (Q-SBLF enhanced)	500,000	601,815
Rockford, Michigan, Public Schools, 4%, May 1, 2039 (Q-SBLF enhanced)	800,000	868,688
University of Michigan, Revenue, 4%, April 1, 2043	250,000	294,682
Walled Lake, Michigan, Consolidated School District, 5%, May 1, 2037 (Q-SBLF enhanced)	485,000	543,952
Warren Woods, Michigan, Public Schools, 5%, May 1, 2037 (Q-SBLF enhanced)	250,000	309,225
Woodhaven-Brownstown, Michigan, School District, 5%, May 1, 2040 (Q-SBLF enhanced)	375,000	447,285
		10,788,381
Arizona - 3.4%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 1, 2038 (Pre-refunded)	250,000	278,975
Arizona Board of Regents, University of Arizona System, Revenue, 4%, June 1, 2045	250,000	272,258
Mesa, Arizona, Utility System, Revenue, 5%, July 1, 2035	350,000	357,941
		909,174
Arkansas - 0.4%
White Hall School District No. 27 of Jefferson County, Arkansas, 1%, June 1, 2021 (State Aid Withholding enhanced)	95,000	95,261

Colorado - 0.5%
Meridian Metropolitan District, Colorado, 5%, December 1, 2041 (Pre-refunded)	135,000	140,684

	Principal Amount	Fair Value

Florida - 1.6%
Florida State Board of Education, Public Education, Capital Outlay, 2018 Series B, 4%, June 1, 2044	$200,000	$235,294
St. Petersburg, Florida, Public Utility, Revenue, 4%, October 1, 2030 (Pre-refunded)	175,000	186,695
		421,989
Georgia - 3.1%
Georgia State Housing and Finance Authority, 3.5%, December 1, 2030	300,000	322,803
Georgia State Housing and Finance Authority, 3.45%, December 1, 2032	500,000	516,840
		839,643
Hawaii - 3.1%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 1, 2041 (Pre-refunded)	250,000	255,898
Hawaii State, Series FG, 4%, October 1, 2036	500,000	577,540
		833,438
Illinois - 2.9%
Illinois Finance Authority, 4%, October 1, 2033	250,000	255,217
Rock Island County, Illinois, Public Building Revenue, 4%, December 1, 2045	475,000	520,686
		775,903
Indiana - 2.0%
Greater Clark Building Corporation, Indiana, First Mortgage, Series 2018, 4%, January 15, 2038	455,000	530,575

Maine - 1.0%
Maine State Housing Authority, Mortgage Purchase, 2018 Series B, 3.75% November 15, 2038	250,000	273,580

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 15, 2038 (Pre-refunded)	250,000	258,863

Nevada - 1.1%
Clark County, Nevada, General Obligation (Limited Tax) Park Improvement, Series 2018, 4%, December 1, 2038	250,000	294,862

New Hampshire - 3.7%
New Hampshire Municipal Bond Bank, 2016 Series D, 4%, August 15, 2039	875,000	991,489

New York - 9.9%
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2035	275,000	316,346
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2037	250,000	285,467
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2017, August 1, 2041	335,000	379,039
New York, New York City, Transitional Finance Authority, Revenue, 4%, Fiscal 2019, August 1, 2041	140,000	163,114
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 15, 2040	250,000	278,678
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Fiscal 2016 Subseries CC-1, 4%, June 15, 2038	75,000	87,906
New York State Dormitory Authority, State, Personal Income Tax Revenue, Series 2018A, 4%, March 15, 2043	300,000	346,656
New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds, Revenue, 4%, June 15, 2046	500,000	567,310
New York State Mortgage Agency, 3.1%, April 1, 2028	200,000	206,848
		2,631,364

	Principal Amount	Fair Value

Ohio - 2.0%
Fairborn, Ohio, City School District, 4%, December 1, 2043	$345,000	$384,681
Lorain County, Ohio, Community College District, 5%, December 1, 2041 (Pre-refunded)	150,000	152,979
		537,660
Pennsylvania - 5.3%
Pennsylvania State, Series 1, 4%, June 15, 2033	550,000	603,218
Pennsylvania State, Second Series, 4%, August 15, 2035	500,000	565,880
West View, Pennsylvania, Water Authority, Revenue, 4%, November 15, 2039	200,000	231,036
		1,400,134
South Dakota - 1.4%
South Dakota Housing Development Authority, Homeownership Mortgage, 2018 Series A, 3.8%, November 1, 2038	350,000	385,623

Texas - 5.9%
Corpus Christi, Texas, Independent School District, 4%, August 15, 2034 (Texas Permanent School Fund guarantee)	250,000	287,110
Crosby, Texas, Independent School District, 5%, February 15, 2043 (Texas Permanent School Fund guarantee)	250,000	281,375
Prosper, Texas, 4%, February 15, 2035	265,000	292,541
University of Houston, Texas, Revenue, 3%, February 15, 2028	340,000	360,958
Waco, Texas, 3.125%, February 1, 2036	180,000	191,551
Waxahachie, Texas, Independent School District, 5%, August 15, 2021 (Texas Permanent School Fund guarantee)	145,000	149,312
		1,562,847
Virginia - 2.0%
Richmond, Virginia, Public Utility, Revenue, 5%, January 15, 2043 (Pre-refunded)	250,000	274,488
Virginia College, Building Authority, Series, B, 4%, February 1, 2028 (Pre-refunded)	250,000	260,308
		534,796
Washington - 2.2%
University of Washington, Revenue, 4.5%, April 1, 2035 (Pre-refunded)	330,000	333,353
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 1, 2041	250,000	256,448
		589,801
Wisconsin - 2.1%
Wisconsin Housing and Economic Development Authority, Housing Ownership Revenue, 2018 Series D, 3.55%, September 1, 2033	500,000	553,700

Total long-term state and municipal obligations
(Cost $23,510,841) - 95.1%		25,349,767

Money Market Fund - 4.5%	Shares
Goldman Sachs Financial Square Government Fund, Institutional Shares, .02% seven-day yield (Cost $1,194,538)	1,194,538	1,194,538

Total investments (Cost $24,705,379) - 99.6%		26,544,305

Other assets less liabilities, net - 0.4%		110,692

Net assets (100%)		$26,654,997

Notes:

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments in an active market, interest rates, yield curves, implied volatilities, credit spreads and market-collaborated inputs.
Level 3:	Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

A description of the valuation techniques applied to the Fund's major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's portfolio investments as of December 31, 2020, based on the inputs used to value them:

	Securities
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations	$—	$25,349,767	$—	$25,349,767
Money market fund	1,194,538	—	—	1,194,538
Total	$1,194,538	$25,349,767	$—	$26,544,305